BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
General Information About Financial Statements [Abstract]
BASIS OF PREPARATION
2. BASIS OF PREPARATION

Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board ("IASB"). The accounting policies applied in the consolidated financial statements are presented in note 3 and have been applied consistently to all years presented, unless otherwise noted. The consolidated financial statements were approved by the Company’s Board of Directors on February 19, 2020.

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and liabilities which are measured at fair value.

The preparation of the consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 4.